Components of Accumulated Other Comprehensive Income (Loss) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (9,250)
Other comprehensive gain (loss) before reclassifications	(2,997)
Amounts reclassified from accumulated other comprehensive income	(3,387)
Net current-period other comprehensive income (loss)	(6,384)
Ending balance	(15,634)
Unrealized gains (losses) on marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(9,317)
Other comprehensive gain (loss) before reclassifications	(6,537)
Amounts reclassified from accumulated other comprehensive income	135	[1]
Net current-period other comprehensive income (loss)	(6,402)
Ending balance	(15,719)
Unrealized gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	67
Other comprehensive gain (loss) before reclassifications	4,114
Amounts reclassified from accumulated other comprehensive income	(4,096)	[2]
Net current-period other comprehensive income (loss)	18
Ending balance	$ 85

[1]	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2017 for realized losses on marketable securities are included within financial income, net.
[2]	The reclassification out of accumulated other comprehensive income during the year ended December 31, 2017 for realized gains on cash flow hedges are included mostly within research and development expenses as well as other operating expenses.